VALUED ADVISERS TRUST

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

July 19, 2018

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re:	Valued Advisers Trust (“Registrant”), SEC File No. 333-151672

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 29, 2018 for the Dana Large Cap Equity Fund and Dana Small Cap Equity Fund. This filing incorporates by reference the Registrant’s Rule 497 filing of June 29, 2018 (Accession No. 0001398344-18-009626).

If you have any questions or would like further information, please contact me at (513) 869-4300.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President and Secretary